OTC-Q3

Quarterly Report
May 31, 2026
MFS®  Mid Cap Growth Fund

Portfolio of Investments
5/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace & Defense – 10.4%
Axon Enterprise, Inc. (a)	477,302	$214,174,953
BWX Technologies, Inc.	684,877	134,153,707
Curtiss-Wright Corp.	242,420	181,235,616
Hexcel Corp.	1,483,161	133,173,026
Howmet Aerospace, Inc.	2,108,266	544,459,695
Huntington Ingalls Industries, Inc.	175,844	54,189,846
RBC Bearings, Inc. (a)	195,223	111,659,747
Woodward, Inc.	190,563	66,702,767
		$1,439,749,357
Apparel, Footwear, & Accessories – 0.5%
Amer Sports, Inc. (a)	813,728	$28,952,442
VF Corp.	1,942,576	33,373,456
		$62,325,898
Auto & Auto Components – 2.1%
Carvana Co. (a)	2,446,081	$178,563,913
Modine Manufacturing Co. (a)	419,726	117,065,779
		$295,629,692
Brokerage & Asset Managers – 3.1%
Carlyle Group, Inc.	3,643,320	$165,516,028
LPL Financial Holdings, Inc.	777,696	212,909,834
Robinhood Markets, Inc. (a)	536,668	50,607,792
		$429,033,654
Construction – 1.8%
Ferguson Enterprises, Inc.	282,927	$63,933,014
Vulcan Materials Co.	647,861	183,292,834
		$247,225,848
Diversified Financial Services – 1.7%
NASDAQ, Inc.	2,599,820	$240,535,346
Electrical Equipment – 2.9%
AMETEK, Inc.	454,724	$102,699,415
Arxis, Inc. (a)	592,781	26,633,650
Hubbell, Inc.	237,942	112,691,711
Vertiv Holdings Co.	518,765	163,779,298
		$405,804,074
Energy - Independent – 1.5%
Antero Resources Corp. (a)	2,731,546	$97,652,769
Ovintiv, Inc.	2,025,817	113,526,785
		$211,179,554
Energy - Renewables – 1.1%
Bloom Energy Corp. (a)	297,896	$84,900,360
Generac Holdings, Inc. (a)	250,658	69,660,365
		$154,560,725
Engineering - Construction – 5.0%
EMCOR Group, Inc.	242,423	$200,440,185
Quanta Services, Inc.	646,107	459,853,735
TopBuild Corp. (a)	63,056	26,324,619
		$686,618,539

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Entertainment & Leisure – 6.3%
Live Nation Entertainment, Inc. (a)	2,146,807	$361,543,767
New York Times Co., “A”	312,291	23,487,406
Roblox Corp., “A” (a)	2,426,800	114,423,620
Take-Two Interactive Software, Inc. (a)	1,673,800	375,199,008
		$874,653,801
Hardware, Peripherals, & Assembly – 3.3%
Coherent Corp. (a)	535,072	$193,412,476
Seagate Technology Holdings PLC	298,321	262,462,816
		$455,875,292
Machinery & Tools – 2.2%
Applied Industrial Technologies, Inc.	307,208	$93,332,863
Donaldson Co., Inc.	674,881	55,252,507
Lincoln Electric Holdings, Inc.	168,944	43,670,335
Nordson Corp.	166,154	47,741,029
Trimble, Inc. (a)	1,199,357	67,655,728
		$307,652,462
Media – 3.1%
Liberty Media Corp. (a)	731,471	$66,410,252
Spotify Technology S.A. (a)	130,156	64,776,038
TKO Group Holdings, Inc.	1,424,248	292,227,205
		$423,413,495
Medical & Health Technology & Services – 0.4%
Charles River Laboratories International, Inc. (a)	259,113	$46,824,310
Minimed Group, Inc. (a)	721,566	8,687,655
		$55,511,965
Medical Equipment – 10.4%
Agilent Technologies, Inc.	938,128	$127,144,488
Bio-Rad Laboratories, Inc., “A” (a)	276,995	86,555,398
Bio-Techne Corp.	2,330,856	120,458,638
DexCom, Inc. (a)	1,063,871	78,449,847
Masimo Corp. (a)	1,635,871	291,921,180
Medline, Inc., “A” (a)	2,411,142	88,151,351
Natera, Inc. (a)	1,345,572	300,560,418
Repligen Corp. (a)	862,365	106,890,142
STERIS PLC	407,914	86,775,545
Waters Corp. (a)	373,631	143,313,643
		$1,430,220,650
Metals & Mining – 3.0%
Alamos Gold, Inc.	1,121,198	$45,997,867
Alcoa Corp.	818,722	63,565,576
Antofagasta PLC	1,441,283	79,541,189
Cameco Corp.	1,692,308	190,723,111
Carpenter Technology Corp.	62,658	29,385,349
		$409,213,092
Natural Gas - Pipeline – 2.5%
Cheniere Energy, Inc.	1,024,185	$230,298,239
DT Midstream, Inc.	711,900	99,651,762
Venture Global, Inc., “A” (l)	1,261,169	15,184,475
		$345,134,476
Network & Telecom – 1.6%
Ciena Corp. (a)	375,641	$217,958,177

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.8%
Baker Hughes Co.	512,335	$32,727,960
Noble Corp. PLC	897,162	41,700,090
TechnipFMC PLC	561,350	38,407,567
		$112,835,617
Pharmaceuticals & Biotechnology – 4.9%
Alnylam Pharmaceuticals, Inc. (a)	285,915	$86,340,612
Ascendis Pharma A.S., ADR (a)	1,273,836	285,479,386
Illumina, Inc. (a)	872,396	142,165,652
Revolution Medicines, Inc. (a)	654,055	103,000,581
Scholar Rock Holding Corp. (a)	1,118,671	55,150,480
		$672,136,711
Real Estate – 0.5%
CBRE Group, Inc., “A” (a)	502,581	$62,842,728
Restaurants – 3.0%
Aramark	2,474,197	$132,072,636
Cava Group, Inc. (a)	341,451	26,517,084
Performance Food Group Co. (a)	1,073,573	105,414,133
Wingstop, Inc.	905,454	142,120,060
		$406,123,913
Retail & E-commerce – 4.3%
Burlington Stores, Inc. (a)	828,361	$268,248,143
Coupang, Inc. (a)	630,632	10,468,491
Floor & Decor Holdings, Inc., “A” (a)	624,382	32,093,235
Grab Holdings Ltd., “A” (a)	7,245,360	25,648,574
O'Reilly Automotive, Inc. (a)	1,401,366	121,750,678
Tapestry, Inc.	914,301	132,994,224
		$591,203,345
Semiconductor & Electronic Components – 9.2%
ASM International N.V.	155,844	$163,307,955
Cerebras Systems, Inc. (a)	267,907	63,491,280
Jabil Circuit, Inc.	448,156	163,379,751
MACOM Technology Solutions Holdings, Inc. (a)	427,175	155,765,092
Monolithic Power Systems, Inc.	374,986	587,306,823
ON Semiconductor Corp. (a)	132,799	16,018,215
Power Integrations, Inc. (l)	552,571	46,415,964
Semtech Corp. (a)	120,680	18,408,527
Teradyne, Inc.	75,950	28,428,845
TTM Technologies, Inc. (a)	155,004	26,927,295
		$1,269,449,747
Software – 6.5%
Cadence Design Systems, Inc. (a)	271,631	$101,842,611
Cloudflare, Inc., “A” (a)	1,092,791	264,258,720
Datadog, Inc., “A” (a)	569,532	140,873,740
Guidewire Software, Inc. (a)	555,349	84,785,132
JFrog Ltd. (a)	836,405	66,477,469
MongoDB, Inc. (a)	229,398	76,974,499
Okta, Inc. (a)	1,272,828	156,901,507
		$892,113,678
Travel, Gaming, & Lodging – 5.2%
DraftKings, Inc. (a)	4,908,785	$120,216,144
Hyatt Hotels Corp. (l)	1,211,795	219,771,141
Royal Caribbean Cruises Ltd.	313,518	89,236,628

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Travel, Gaming, & Lodging – continued
Sportradar Group AG (a)	4,133,346	$54,601,501
Viking Holdings Ltd. (a)	2,490,397	229,390,468
		$713,215,882
Utilities – 1.8%
Vistra Corp.	1,510,394	$242,010,431
Total Common Stocks		$13,654,228,149

	Strike Price	First Exercise
Warrants – 0.0%
Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	115,391	$0

Mutual Funds (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 3.69% (v)	133,376,163	$133,389,501
Collateral for Securities Loaned – 1.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.57% (j)	142,465,946	$142,465,946

Other Assets, Less Liabilities – (1.1)%		(146,251,679)
Net Assets – 100.0%		$13,783,831,917

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $133,389,501 and
$13,796,694,095, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$12,704,731,595	$—	$—	$12,704,731,595
Denmark	285,479,386	—	—	285,479,386
Canada	236,720,978	0	—	236,720,978
Netherlands	163,307,955	—	—	163,307,955
United Kingdom	79,541,189	—	—	79,541,189
Sweden	64,776,038	—	—	64,776,038
Switzerland	54,601,501	—	—	54,601,501
Finland	28,952,442	—	—	28,952,442
Singapore	25,648,574	—	—	25,648,574
Other Countries	10,468,491	—	—	10,468,491
Investment Companies	275,855,447	—	—	275,855,447
Total	$13,930,083,596	$0	$—	$13,930,083,596
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At May 31, 2026, the value of securities loaned was $220,824,934. These loans were collateralized by cash of $142,465,946 and
U.S. Treasury Obligations (held by the custodian or a triparty custodian) of $88,662,027.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended May 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$141,358,889	$1,897,828,729	$1,905,812,820	$19,160	$(4,457)	$133,389,501

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,828,226	$—